Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Entity Registrant Name	SUPERCOM LTD.
Entity Central Index Key	0001291855
Document Type	20-F
Amendment Flag	false
Document Shell Company Report	false
Document Registration Statement	false
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Incorporation State Country Code	L3
Entity Address, Address Line One	3 Rothschild Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6688106
Entity Emerging Growth Company	false
Entity File Number	001-33668
Entity Address, Country	IL
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,369,367
Entity Filer Category	Non-accelerated Filer
Title of 12(b) Security	Ordinary Shares, NIS 0.01 Par Value
Trading Symbol	SPCB
Security Exchange Name	NASDAQ
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1024
Auditor Location	Tel-Aviv, Israel
Auditor Name	Yarel + Partners
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]
Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of SuperCom Ltd.  (the Company) as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive loss, changes in stockholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively referred to as the financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3 Rothschild Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6688106
Entity Address, Country	IL
Contact Personnel Name	Ordan Trabelsi
City Area Code	972
Local Phone Number	9-8890880